                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [_]; Amendment Number: _____
This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Marketus Associates, L.L.C.
Address:  600 Fifth Avenue (25th Floor)
          New York, NY 10020

Form 13F File Number: 28-12065

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Edmund A. Hajim, Managing
        Member, MLH Capital, L.L.C.
Title:  Managing Member of Marketus
        Associates, L.L.C.
Phone:  (212)218-8282

Signature, Place, and Date of Signing:

  /s/ Edmund A. Hajim             New York, NY                8/4/2008
------------------------  ---------------------------    -------------------
      [Signature]                 [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number      Name
--------------------      ----------------------------------
28-_______                None
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              -0-

Form 13F Information Table Entry Total:          28

Form 13F Information Table Value Total:          63
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.      Form 13F File Number      Name
---      ------------------------  ------------------------
_______  28-_______                NONE
[Repeat as necessary.]

MARKETUS ASSOCIATES, L.L.C.

File Number: 028 - 12065

                                                      Column
Column 1                    Column 2      Column 3      4      Column 5        Column 6       Column 8
--------                 -------------- ------------ -------- --------------- ---------- -------------------
                                                                                          Voting Authority
                                                                                         -------------------
                                                      Value   Shares/ Prn     Investment
Name of Issuer           Title of Class    Cusip     (x$1000) Amount/Put-Call Discretion  Sole   Shared None
--------------           -------------- ------------ -------- --------------- ---------- ------- ------ ----
ALVARION LTD               SHS          M0861T100      1,765  250,000   SH       SOLE    250,000   -     -
CERAGON NETWORKS LTD       ORD          M22013102      1,780  230,000   SH       SOLE    230,000   -     -
A C MOORE ARTS & CRAFTS
  INC                      COM          00086T103        952  135,000   SH       SOLE    135,000   -     -
AIRSPAN NETWORKS INC       COM          00950H102        544  725,000   SH       SOLE    725,000   -     -
BARNES & NOBLE INC         COM          067774109      1,863   75,000   SH       SOLE     75,000   -     -
BELDEN INC                 COM          077454106      3,727  110,000   SH       SOLE    110,000   -     -
CISCO SYS INC              COM          17275R102      1,396   60,000   SH       SOLE     60,000   -     -
COMMSCOPE INC              COM          203372107      4,222   80,000   SH       SOLE     80,000   -     -
COMPASS DIVERSIFIED        SH BEN
  HOLDINGS                 INT          20451Q104      2,858  250,000   SH       SOLE    250,000   -     -
CORNING INC                COM          219350105      3,342  145,000   SH       SOLE    145,000   -     -
ENERSYS                    COM          29275Y102      1,883   55,000   SH       SOLE     55,000   -     -
GENERAL ELECTRIC CO        COM          369604103      1,335   50,000   SH       SOLE     50,000   -     -
GRACE W R & CO DEL NEW     COM          38388F108      2,349  100,000   SH       SOLE    100,000   -     -
HERCULES OFFSHORE INC      COM          427093109      4,753  125,000   SH       SOLE    125,000   -     -
INTERVOICE INC NEW         COM          461142101      2,850  500,000   SH       SOLE    500,000   -     -
INTEVAC INC                COM          461148108      1,015   90,000   SH       SOLE     90,000   -     -
KENNAMETAL INC             COM          489170100      1,139   35,000   SH       SOLE     35,000   -     -
LEGG MASON INC             COM          524901105      1,525   35,000   SH       SOLE     35,000   -     -
MERCK & CO INC             COM          589331107        565   15,000   SH       SOLE     15,000   -     -
MICROSOFT CORP             COM          594918104      3,439  125,000   SH       SOLE    125,000   -     -
MONSTER WORLDWIDE INC      COM          611742107      2,164  105,000   SH       SOLE    105,000   -     -
PHILIP MORRIS INTL INC     COM          718172109      3,704   75,000   SH       SOLE     75,000   -     -
RENAISSANCE
  ACQUISITION CORP         COM          75966C305      1,443  250,000   SH       SOLE    250,000   -     -
SPDR TR                    UNIT SER 1   7K599W9X5268   1,735      200   PUT      SOLE        200   -     -
SPDR TR                    UNIT SER 1   7K599W9U1108   1,280      100   PUT      SOLE        100   -     -
SPDR GOLD TRUST            GOLD SHS     78463V107      5,027   55,000   SH       SOLE     55,000   -     -
TENNECO INC                COM          880349105      2,300  170,000   SH       SOLE    170,000   -     -
TRONOX INC                 CL A         897051108      1,580  500,000   SH       SOLE    500,000   -     -
                                                      62,535